General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
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General Information and Summary of Significant Accounting Policies

Note 1 – General Information and Summary of Significant Accounting Policies

General Information – Background of Banco Itaú Chile and subsidiaries

Banco Itaú Chile (the “Bank”) is a corporation incorporated under the laws of the Republic of Chile and regulated by the Commission for the Financial Market (hereinafter, “CMF”, for its acronym in Spanish). The entity is the consequence of the merger of Banco Itaú Chile and Corpbanca, which took place on April 1, 2016, with the latter being the legal successor.

As approved in the Extraordinary Shareholders’ Meeting held on January 19, 2023 and pursuant to Resolution No. 2,215, issued on March 28, 2023 by the Commission for the Financial Market, the Bank modified its bylaw and changed the name to Banco Itaú Chile and subsidiaries, formerly named Itau CorpBanca and subsidiaries, further information is presented on Note 39. As of December 31, 2022 the Bank is controlled by Itaú Unibanco, which holds a 65.62% ownership. The remaining 34.38% is owned by minority shareholders.

Banco Itaú Chile is headquartered in Chile and has operations in Colombia and Panama, In addition, Banco Itaú Chile has a branch in New York and a representative office in Lima, The Bank has total consolidated assets for MCh$40,320,766 (MUS$47,197) and its consolidated equity for MCh$3,317,789 (MUS$3,884), Focused on large and medium size companies and people, Banco Itaú Chile offers universal banking services.

The legal address of Banco Itaú Chile is Presidente Riesco No 5537, Las Condes, Santiago, Chile, and its website is www.itau.cl

These Consolidated Financial Statements as of December 31, 2022, were approved by the Board of Directors on April 25, 2023.

Significant Accounting Policies and Others

a)	Accounting period

The Consolidated Financial Statements are referred as of December 31, 2022 and 2021 and comprise the years ended December 31, 2022, 2021 and 2020.

b)	Basis of preparation of the Consolidated Financial Statements

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”).

Notes to these Consolidated Financial Statements contain information additional to that disclosed in the Consolidated Statements of Financial Position, Consolidated Statements of Income, Consolidated Statements of Other Comprehensive Income, Consolidated Statements of Changes in Equity, and Consolidated Statements of Cash Flows.

c)	Consolidation criteria

These Consolidated Financial Statements comprise the preparation of the Financial Statements of the Bank and the controlled entities which participate in the consolidation as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020, and include the necessary adjustments and reclassifications to standardize the accounting policies and valuation criteria applied by the Bank, in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”).

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Intercompany balances and any unrealized income or loss arising from intercompany transactions are eliminated upon consolidation during the preparation of the Consolidated Financial Statements.

(i)	Controlled entities

The Bank, regardless of the nature of its involvement with an entity (the investee), shall determine whether it is a parent by assessing whether it controls the investee.

The Bank controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Thus, the Bank controls an investee if and only if has all the following:

1)

Power over the investee, which is related to the existing rights that give the Bank the current ability to direct the relevant activities, these being those that significantly affect the investee’s returns;

2)	Exposure, or rights, to variable returns from its involvement with the investee;
3)	Ability to use its power over the investee to affect the amount of the Bank’s returns;

When the Bank has less than a majority of the voting rights over an investee, but such voting rights are sufficient to have the actual ability to direct the relevant activities, then it will be concluded that the Bank has control over the investee.

The Bank considers all relevant factors and circumstances when assessing if the voting rights are sufficient to obtain control, these include:

●	The amount of voting rights held by the Bank in relation to the amount and dispersion of those held by other vote holders.
●	Potential voting rights held by the Bank, other voting holders or other parties.
●	Rights that arise from other contractual agreements.
●

Any additional facts and circumstances that indicate that the Bank has, or does not have, the current ability to direct the relevant activities at the time those decisions need to be made, including the patterns of voting behavior in previous shareholders meetings.

The Bank reassesses whether or not it has control over an investee when facts and circumstances indicate that there are changes in one or more of the control elements listed above.

The financial statements of the controlled companies are consolidated with those of the Bank through the global integration method (line by line). In accordance with this method, all balances and transactions between consolidated companies are eliminated upon consolidation. Therefore, the Consolidated Financial Statements refer to assets, liabilities, equity, income, expenses, and cash flows of the parent and its subsidiaries presented as if they were a single economic entity. The Bank prepares Consolidated Financial Statements using uniform accounting policies for transactions and other events that, being similar, have occurred in similar circumstances.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

The following table details the entities controlled by Banco Itaú Chile:

				Ownership percentage
			Functional	As of December 31, 2022			As of December 31, 2021
	Market	Country	currency	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%
Itaú Corredores de Bolsa Limitada (1)	National	Chile	Ch$	99.987	0.013	100.000	99.990	0.010	100.000
Itaú Administradora General de Fondos S.A. (1)		Chile	Ch$	99.994	0.006	100.000	99.994	0.006	100.000
Itaú Corredores de Seguros S.A. (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Asesorías Financieras Limitada (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Recaudaciones y Cobranzas Limitada (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Corpbanca New York Branch (1) (4)	Foreign	USA	US$	100.000	—	100.000	100.000	—	100.000
Itaú Colombia S.A. (2) (6) (8)		Colombia	COP$	94.990	4.472	99.462	87.100	—	87.100
Itaú Corredor de Seguro Colombia S.A. (2)		Colombia	COP$	94.987	5.000	99.987	79.985	—	79.985
Itaú Securities Services Colombia S.A. (2)		Colombia	COP$	5.499	93.992	99.491	5.499	82.310	87.809
Itaú Comisionista de Bolsa Colombia S.A (2)		Colombia	COP$	2.219	97.253	99.472	2.219	85.166	87.385
Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (2)		Colombia	COP$	—	99.443	99.443	—	87.083	87.083
Itaú (Panamá) S.A. (3)		Panama	US$	—	99.462	99.462	—	87.100	87.100
Itaú Holding Colombia S.A.S (5) (7) (9)		Colombia	COP$	100.000	—	100.000	—	—	—

(1) Company regulated by the Commision for the Financial Market (CMF) of Chile.

(2) Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the CMF.

(3) Company regulated by the Superintendency of Banks of Panama.

(4) Company regulated by Office of the Comptroller of the Currency (OCC) and Federal Reserve (FED).

(5) On February 1, 2022, Itaú Holding Colombia S.A. was created.

(6) On February 22, 2022, the Bank acquired 59,554,210 shares of Itaú Colombia S.A.

(7) On February 22, 2022, Itaú Holding Colombia S.A acquired 33,752,474 shares of Itaú Colombia S.A.

(8) On March 25, 2022, the Bank acquired 3,600 shares of Itaú Corredores de Seguro Colombia S.A.

(9) On March 25, 2022, Itaú Holding Colombia S.A. acquired 1,200 shares of Itaú Corredores de Seguro Colombia S.A.

(ii)	Associates

Associated entities are those over which the Bank has significant influence; although not control or joint control. If the Bank holds, directly or indirectly (e.g. through subsidiaries), 20% or more of the voting power of the investee, it is presumed that the Bank has significant influence, unless it can be clearly demonstrated that this is not the case, and subsequently increased or decreased to recognize either the Bank’s proportional share in the net profit or loss of the associate and other movements recognized in its equity. The lower value arising from the acquisition of an associate is included in the book value of the investment net of any accumulated impairment loss.

Other factors considered to determine the significant influence on an entity are the representations in the Board of Directors and the existence of material transactions. The existence of these factors could determine the existence of significant influence on an entity, despite having a participation of less than 20% of the shares with the right to vote.

The following entities are classified as “Associates” and are accounted for using the equity method, according to IAS 28:

			As of December 31,	As of December 31,
Associate	Main Operation	Operation Place	2022	2021

			% Share	% Share
Transbank S.A	Credit card operator	Santiago, Chile	8.7188%	8.7188%
Combanc S.A (1)	High value payment clearing house	Santiago, Chile	9.8100%	9.8100%
Imerc OTC S.A (1)	Administration of clearing and settlement systems for financial instruments	Santiago, Chile	8.6624%	8.6624%

(1) As of the second quarter of 2021, the Bank gained significant influence over Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. (hereinafter, “Combanc S.A.”) and over Servicios de Infraestructura de Mercado OTC S.A (hereinafter, “Imerc OTC S.A.”). Management concluded that, because of fact that the Bank can elect one of the members of the Board of Directors in each of these entities, in addition to other factors, such as significant transactions between the Bank and these entities, exchange of essential technical information with its investees and other factors, the Bank has a say in the financial and operating decision-making of these investees, but does not control them. Consequently, the equity method has been applied.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(iii)Investments in other companies

Investments in other companies, represented by shares or rights in other companies, are those in which the Bank has neither control nor significant influence. These equity instruments must be measured in compliance with IFRS 9, at their fair value; however, equity instruments that are neither held for trading and on which the equity method is not applied for investments in companies with significant influence (“associates” or “joint ventures”) according to IAS 28, may be recorded after their initial recognition and irrevocably at fair value, with variations recognized in Other Comprehensive Income instead of as “Non-trading financial assets mandatorily at fair value through profit or loss”. Dividends received from these investments are recorded in "Income (loss) from investments in companies" in the Consolidated Statement of Income. These instruments are not subject to the impairment model of IFRS 9.

(iv)Funds management, trust business and other related businesses

The Bank and its subsidiaries manage assets held in publicly offered investment funds and other investment vehicles on behalf of investors and receive market-rate compensation for providing this type of services. Managed funds belong to third parties and, therefore, are not included in the Consolidated Statement of Financial Position.

The Bank provides trust commissions and other fiduciary services that result in the participation or investment of assets by clients. Assets held in a fiduciary activity are not reported in the Consolidated Financial Statements, since they are not Bank assets and there is no control over them. Contingencies and commitments arising from this activity are disclosed in Note 23 - Contingencies, Commitments, and Responsibilities, letter c), related to Responsibilities recorded in off-balance-sheet accounts.

In accordance with IFRS 10 “Consolidated Financial Statements,” for consolidation purposes, the role of the Bank and its subsidiaries with respect to the managed funds must be evaluated to determine whether it is acting as Agent or Principal. According to this standard, an Agent is a party primarily engaged in acting on behalf and for the benefit of another party or parties (the Principal or Principals) and, therefore, it does not control the investee when it exercises decision-making authority. This evaluation must take into account the following aspects:

●Scope of its decision-making authority over the investee.

●Rights held by other parties.

●The remuneration to which it is entitled to in accordance with the remuneration agreements.

●Decision-maker’s exposure to variability of returns from other interests that it holds in the investee.

The Bank does not control or consolidate any trusts or other entities related to this type of business.

The Bank manages the funds on behalf and for the benefit of investors, acting solely as an Agent. The assets managed by the Bank and its subsidiaries are owned by third parties. Under this category, and in accordance with the aforementioned standard, they do not control the assets when they exercise their decision-making authority. Therefore, as of December 31, 2022 and 2021 they act as Agent and none of these investment vehicles is consolidated.

d)Non-controlling interest

Non-controlling interest represents the portion of net income or loss and net assets which the Bank does not own, either directly or indirectly. It is disclosed as “Attributable to non-controlling interest” separately in the Consolidated Statement of Income (Loss).

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Additionally, non-controlling interests are presented in the Consolidated Statement of Financial Position under the heading "Non-controlling interest", separately from the equity attributable to owners of the Bank. Changes in a parent’s ownership interest in a subsidiary that do not result in a loss of control are equity transactions (i.e. transactions with owners in their capacity as owners).

The Bank attributes the profit or loss for the period and each component of other comprehensive income to the owners of the Bank and to non-controlling interests. The Bank also attributes total comprehensive income to the owners of the Bank and non-controlling interests even if the results of the non-controlling interests result in a debit balance.

e)Business combination and goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Bank, liabilities incurred by the Bank to the former owners of the acquiree and the equity interests issued by the Bank in exchange for control of the acquiree. Acquisition costs incurred are expensed and included in administrative expenses.

When Banco Itaú Chile and its subsidiaries (the Group) acquires a business, evaluates the identifiable assets acquired and liabilities assumed to determine proper classification and designation based on contractual conditions, economic circumstances, and other relevant conditions as of the acquisition date. This includes the assessment of whether an embedded derivative should be separated from a host contract in accordance with IFRS 9.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate. The excess of the consideration transferred,  amount of any non-controlling interest in the acquired entity, and  acquisition-date fair value of any previous equity interest in the acquired entity; over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognised directly in profit or loss as a bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill acquired in a business combination is assigned, from the date of acquisition, to each of the Group’s cash generating units (CGU) (or group of CGUs) that are expected to benefit from the combination, independently of whether other assets or liabilities of the acquiree are assigned to those units.

When goodwill is allocated to a CGU (or group of CGUs) and an operation within that unit is sold, the goodwill associated with that operation is included in the carrying amount of the operation sold when determining the gain or loss on disposal. Goodwill that is derecognized under such circumstances is measured on the basis of the relative values of the operation disposed of and the retained portion of the CGU (or group of CGUs).

f) Common control transaction

A common control transaction is a transfer of assets or an exchange of equity interests among entities under the same parent’s control.

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A common-control transaction has no effect on the parent´s consolidated financial statements. The net assets are derecognized by the transferring entity and recognized by the receiving entity at their historical carrying amount. Any difference between the proceeds transferred or received and the carryng amount of the net assets is recognized in equity in the transferring and receiving entities separatd financial statements and eliminated in consolidation.

g) Functional and presentation currency

The Bank has defined as its functional and presentation currency the Chilean peso, which is the currency of the primary economic environment in which the Bank operates and the currency that influences its costs and revenue structure.

Therefore, all balances and transactions denominated in currencies other than the Chilean peso are treated as "foreign currency".

The Bank translates accounting records of its New York branch and subsidiaries in Colombia and Panama into Chilean pesos from US dollars and Colombian pesos, as applicable, in accordance with IAS 21 "Effects of the Variations in the Exchange Rates of the Foreign Currency". All amounts in the Consolidated Statements of Income, Consolidated Statements of Other Comprehensive Income and the Consolidated Statements of Financial Position are translated into Chilean pesos according to the exchange rate indicated in letter h) below. None of the markets in which Banco Itaú Chile and its subsidiaries operate qualify as a hyperinflationary economy.

h)Foreign currency

Transactions in foreign currency are initially recorded by the Bank at the exchange rates of their respective functional currencies at the date these transactions first meet the conditions for their recognition.

Monetary assets and liabilities denominated in foreign currency are converted at the closing exchange rate of the functional currency in force at the closing date of the reporting period.

All differences arising from the settlement or conversion of monetary items are recorded in income, except for those that correspond to monetary items that are part of the hedge of a net investment in a foreign operation, for which the cumulative difference is recorded in equity and subsequently reclassified to profit and loss (on disposal). Tax effects attributable to the exchange differences on such monetary items are also recorded in Other Comprehensive Income.

Non-monetary items in foreign currency, which are measured in terms of historical cost, are converted using the exchange rate on the date of the transaction. Non-monetary items that are measured at their fair value in foreign currency are translated using the exchange rates on the date on which that fair value is measured. Gains or losses arising from the translation of non-monetary items measured at their fair value are recognized based on how the gains and losses arising from the change in fair value are recognized in Other Comprehensive Income or in Income, in accordance with IAS 21.

The Bank grants loans and receives deposits in amounts denominated in foreign currency, mainly in US dollars and Colombian pesos.

Balances in the financial statements of the consolidated entities whose functional currency is different from the Chilean peso are converted into the presentation currency, according to the following criteria:

●	Assets and liabilities, by using exchange rates as of the date of the Consolidated Financial Statements.
●	Income and expenses and cash flows, by using the exchange rates as of the date of each transaction.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Exchange differences arising from translating balances into functional currencies of the consolidated entities other than Chilean pesos into Chilean pesos, are recorded as "Exchange differences" in Equity under the line item "Valuation accounts", until they meet the derecognition criteria for the Consolidated Statement of Financial Position, and is subsequently recorded in profit or loss.

The net amount of foreign exchange gains and losses includes the recognition of the effects of changes in the exchange rates over assets and liabilities denominated in foreign currencies and gains and losses arising from exchange rates changes affecting current and future transactions (highly probable transactions) entered into by the Bank.

Assets and liabilities in foreign currencies are shown at their equivalent amount in pesos, calculated using the exchange rate of $854.31 per US$1 (US dollar) as of December 31, 2022 ($844.08 as of December 31, 2021) and the exchange rate of $0.1761 per COP$1 (Colombian peso) as of December 31, 2022 ($0.2103 as of December 31, 2021). The financial statements of the New York branch, as well as the Colombian subsidiaries, have been translated using these exchange rates for consolidation purposes, in accordance with IAS 21, related to the valuation of investments abroad in countries with stable economy.

i)Use of estimates and judgments

The preparation of the Consolidated Financial Statements requires the Bank’s management to make estimates, judgments and assumptions that affect the application of the accounting policies and the reported balances of assets and liabilities, disclosures of contingencies with respect to assets and liabilities as of the date of the Consolidated Financial Statements, as well as income and expenses during the year. Actual results may differ from these estimates.

Estimates and relevant assumptions are regularly reviewed by Management in order to properly measure some assets, liabilities, income, and expenses. Accounting estimates changes due to reviews are recognized in the year in which the estimate is reviewed and in any future period affected.

In certain cases, International Financial Reporting Standards requires that assets and liabilities be recorded or disclosed at their fair values. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e. an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. When market prices in active markets are available, they have been used as a basis for valuation. When market prices in active markets are not available, the Bank has estimated those values as values based on the best available information, including the use of modeling and other valuation techniques.

The Bank has established allowances to cover expected credit losses over its loan portfolio and other financial assets. These allowances must be regularly reviewed taking into consideration factors such as changes in the nature and volume of the loan portfolio, trends in forecasted portfolio quality, credit quality and economic conditions that may adversely affect the borrowers’ ability to pay. Increases in the allowances for loan losses are reflected as “Provision for loan losses” in the Consolidated Statement of Income (Loss). Loans are charged-off when the Bank’s management determines that a loan or a portion thereof is impaired. Charge-offs are recorded as a reduction of the allowance for loan losses.

In particular, information on significant areas of estimate due to uncertainties and critical judgments in the application of accounting policies that have the most important effect on the amounts recorded in the Consolidated Financial Statements are the following:

Note 1 – General Information and Summary of Significant Accounting Policies, continued

●	Allowances for loan losses
●	Fair value of financial assets and liabilities
●	Contingencies and commitments
●	Impairment losses of certain assets, including Goodwill
●	Current taxes and deferred taxes

During the year ended December 31, 2022, there have been no significant changes in estimates made compared to the estimates at the end of 2021 (see Note 32).

j)Operating segments

The Bank provides financial information for each operating segment in conformity with IFRS 8 “Operating Segments” in order to disclose information that enables financial statement users to evaluate the nature and financial effects of the business activities in which the Bank engages and the economic environments in which it operates and to allow them to:

●	Better understand the Bank’s performance.
●	Better evaluate its future cash flow projections.
●	Form better opinions regarding the Bank as a whole.

To comply with IFRS 8, Banco Itaú Chile identifies operating segments (Chile and Colombia) used by the Executive Committee, which is defined as the chief operating decision maker, to analyze and make decisions regarding operating, financing and investment matters, based on the following elements:

(1)	The nature of the products and services;
(2)	The nature of the processes;
(3)	The type or class of customer for their products and services;
(4)	The methods used to distribute their products or provide their services; and
(5)	If applicable, the nature of the regulatory environment, for example, banking, insurance or public utilities.

The Executive Committee manages these segments using an in-house system of internal profitability reports and reviews its segments on the basis of the operating results and uses efficiency, profitability and other indicators to evaluate performance and allocate resources. The Bank has also included geographic disclosures on its operations in New York and Colombia. More information on each segment is presented in Note 4 - Reporting Segments.

k)Operations with repurchase and resale agreements

Transactions with resale agreements are entered into as a form of investment. Under these agreements, financial instruments are sold, which are included as assets under "Investments under resale agreement” and are accounted for at amortized cost using the effective interest rate of the agreement.

There are also sales transactions with a repurchase agreement as a form of financing. In this regard, the investments that are sold subject to a repurchase obligation and that serve as collateral for the loan, form part of the investment items of "Financial Instruments at Fair Value Through Profit or Loss" or "Financial Instruments at Fair Value Through Other Comprehensive Income". The obligation to repurchase the investment is classified in liabilities as "Repurchase agreements and securities loans", recognizing interest and inflation-indexation adjustments accrued as of the closing date.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

l)Classification and measurement of financial instruments

I. Classification of financial instruments

(i) Classification of financial assets

Financial assets are classified into a measurement category based on both the Bank’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

Contractual cash flow assessment determine if the cash flows from the financial asset meet the SPPI (solely payment of principal and interest) criterion, i.e. whether the contractual terms of the financial asset give rise, on specific dates, to cash flows that are solely payments of principal and interest. Principal is the fair value of the financial assets at initial recognition, and interest is the consideration for the time value of money, the credit risk associated with the principal outstanding, and also may include liquidity risk, administrative cost and profit margin.

For classification process the Bank perform the SPPI test, which assesses the contractual term to identify whether they meet SPPI criterion, the contract is a basic lending arrangement. The Bank applies judgment and considers relevant factors such as currency in which the financial asset is denominated, and period for which the interest rate is set.

Business model refers to how the Bank manages its financial assets in order to generate cash flows. The Bank determined its business model on initial application of IFRS 9 at the level that best reflects how it manages groups of financial assets to achieve its business objective.

The Bank’s business model represents how financial assets are managed to generate cash flows and does not depend on the Management’s intention regarding an individual instrument, but at a higher level of aggregated portfolio and is based on observable factors such as: risks that affect the performance of business model; how business managers are compensated; how the performance of business model is assessed and reported to Management.

In addition, the Banks’s business model is not assessed on an instrument-by-instrument basis, but at a higher level of aggregated portfolio and is based on observable factors such as: performance of the financial assets, the risk that affect the performance, and the expected frequency, value and timing of sales, among others.

In accordance with IFRS 9 the business models are:

●

Held to collect business model (HTC) - financial assets that are held within a business model whose objective is to hold assets in order to collect contractual cash flows are managed to realize cash flows by collecting contractual payments over the life of the instrument, under this business model sales made when there is an increase in the credit risk, or to manage credit concentration risk are not inconsistent with a business model whose objective is to hold financial assets to collect contractual cash flows.

●

Held to collect and sell (HTC&S) - financial assets under this business model achieve the objective by both collecting contractual cash flows and selling financial assets, then involve a greater frequency and value of sales than HTC business model.

●

Other business model - financial assets held in this business has the objective of realizing cash flows through the sale of the assets. The Bank makes decisions based on the assets’ fair values and manages the assets to realize those fair values.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(ii) Reclassifications

Reclassification of financial assets is required if, and only if, the objective of the Bank’s business model for managing those financial assets changes. Financial liabilities cannot be reclassified.

In January 2019, Law No. 21,130 was issued, which modernizes the banking legislation with the objective of implementing the practices promoted at international level by the Basel III.  The new regulation was effective as of December 1, 2021 and will be implemented gradually until it is fully established as of December 1, 2025. Due to these changes, the bank performed a capital increase which in part was executed in order to comply with the new capital requirements. In connection with the new requirements and its capital management strategy the bank in Chile created a new portfolio which is managed on a segregated basis and under a held to collect business model with the purpose of managing the capital adequacy under the new capital requirements. As of January 1, 2022, securities classified under  “Fair value through other comprehensive income¨ were derecognized for an amount of MCh$766,612 and reclasified to ¨Financial instruments at amortized cost¨ for MCh$854,262.

As a result of the adoption of Basel III, the Bank has greater capital requirements in Colombia, making it necessary to protect this capital from credit and market risks. In August 2022 the Bank entered into a new capital management business model which will generate a reclassification from Debt Instruments measured at Fair Value through Other Comprehensive Income to “Financial instruments at amortized cost¨ as they are part of this portfolio, this reclassification will come into effect as of January 1, 2023.

II. Measurement of financial instruments

(i) Initial measurement

On initial recognition, financial assets and financial liabilities are measured at the transaction price, i.e. the fair value of the consideration given or received (IFRS 13). In the case of financial instruments not at fair value through profit or loss, transaction costs of financial assets and financial liabilities carried at fair value are expensed in profit or loss.

(ii) Subsequent measurement - Financial assets

After initial recognition, the Bank shall measure a financial asset at:

(a) Amortized cost

Financial assets that are held in a business model to collect the contractual cash flows and contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at amortized cost.

The effective interest method is used in the calculation of the amortized cost of a financial asset or a financial liability and in the allocation and recognition of the interest revenue or interest expense in profit or loss over the relevant period. The effective interest rate (EIR) is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortized cost of a financial liability.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(b) Fair value through other comprehensive income (FVTOCI)

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling, and that contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at FVTOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognized in other comprehensive income, until the assets are sold. Upon disposal, the cumulative gain and losses in other comprehensive income are recognized in the income statements.

(c) Fair value through profit or loss (FVTPL)

Financial assets that do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial assets, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Financial assets held for trading are recognized at fair value through profit or loss, likewise derivatives contracts for trading purposes.

(d) Equity instruments

For certain equity instruments, the Bank may make an irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, except for dividend income which is recognized in profit or loss.

Gains or losses on derecognition of these equity instruments are not transferred to profit or loss.

(iii) Subsequent measurement - Financial liabilities

After initial recognition, the Bank shall measure a financial liability at amortized cost, except for derivatives that are measured at fair value through profit or loss.

III. Derecognition of financial assets and liabilities

Financial assets are derecognized when, and only when:

●	the contractual rights to the cash flows from the financial asset expire, or
●

the Bank transfers substantially all the risks and rewards of ownership of the financial asset, and therefore the Bank derecognizes the financial asset and recognize separately any rights and obligations created or retained in the transfer.

In some cases, the Bank enters into transactions for which it retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows in an arrangement that meets all the conditions required, i.e. the Bank only transfers collected amounts from original assets, selling or pledging original assets is prohibited, and the Bank has the obligation to remit cash flows collected without material delay.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

When a financial asset is sold and the Bank simultaneously agrees to repurchase it (or an asset that is substantially the same) at a fixed price on a future date, the Bank continues to recognize the financial assets in their entirety in the statements of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price.

Financial liabilities are derecognized when, and only when, they are extinguished, cancelled or expired.

Derecognition due to substantial modification of terms and conditions

The Bank derecognizes a financial asset, such as a loan to a customer, when the terms and conditions have been renegotiated to the extent that it essentially has become a new asset, with the difference recognized as a derecognition gain or loss, to the extent that an impairment loss has not already been recorded.

A modification of terms and conditions does not lead to derecognition if it does not result in cash flows that are substantially different. Based on the change in cash flows discounted at the original EIR, the Bank records a modification gain or loss, to the extent that an impairment loss has not already been recorded. For financial liabilities, the Bank considers a modification substantial based on qualitative factors, and whether it results in a difference between the adjusted discounted present value and the original carrying amount of the financial liability of, or greater than, ten percent. For financial assets, this assessment is based on qualitative factors.

IV. Renegotiated and modified loans

The Bank sometimes makes concessions or modifications to the original terms of loans as a response to the borrower’s financial difficulties, rather than taking possession or otherwise enforcing collection of collateral, or in some cases in order to renegotiate loans. The Bank considers a loan forborne when such concessions or modifications are provided as a result of the borrower’s present or expected financial difficulties and the Bank would not have agreed to them if the borrower had been financially healthy. Indicators of financial difficulties include defaults on covenants, or significant concerns raised by the Credit Risk Department. Forbearance may involve extending the payment arrangements and the agreement of new loan conditions. It is the Bank’s policy to monitor forborne loans to help ensure that future payments are likely to occur.

If the modifications are substantial, the loan is derecognized, as explained in “III. Derecognition of financial assets and liabilities”. If the terms have been renegotiated without resulting in the derecognition of the loan, any impairment is measured using the original EIR as calculated before the modification of terms. The Bank also reassesses whether there has been a significant increase in credit risk and whether the assets should be classified as another Stage. Derecognition decisions and classifications of Stage 2 and Stage 3 are determined on a case-by case basis. If these procedures identify a loss in relation to a loan, it is disclosed and managed as an impaired Stage 3 forborne asset until it is collected or written off.

V. Contingent loans

The Bank issues contingent loans (including letters of credit, foreign letters of credit and performance guarantee) and loan commitments.

Contingent loans and undrawn loan commitments are commitments under which, over the duration of the commitment, the Bank is required to provide a loan with pre-specified term to the customer.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

The nominal contractual loan value, when the loan agreed to be provided is on market terms, is not recorded in the statements of financial position. The related expected credit loss allowance is disclosed in Note 21.

VI. Offsetting

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

m)Derivatives and hedging activities

The Bank has elected to continue applying the hedge accounting requirements of IAS 39 on adoption of IFRS 9.

For presentation purposes, derivatives are presented in accordance with its positive or negative fair value as assets or liabilities, respectively, and include trading and hedging instruments separately (see Note 8).

Hedging transactions

The Bank uses financial derivatives for the following purposes:

i.	to sell to customers who request these instruments in the management of their market and credit risks;
ii.	to use these derivatives in the management of the risks of the Bank entities’ own positions and assets and liabilities (“hedging derivatives”), and
iii.	to obtain profits from changes in the price of these derivatives (trading derivatives).

All financial derivatives that are not held for hedging purposes are accounted for as trading derivatives.

A derivative qualifies for hedge accounting if all the following conditions are met:

i.	The derivative hedges one of the following three types of exposure:
a.

Changes in the value of assets and liabilities due to fluctuations, among others, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (“fair value hedge”);

b.	Changes in the estimated cash flows arising from financial assets and liabilities, and highly probable forecasted transactions (“cash flow hedge”);
c.	The net investment in a foreign operation (“hedge of a net investment in a foreign operation”).

ii.	It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:
a.	At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (“prospective effectiveness”).
b.	There is sufficient evidence that the hedge was actually effective during the life of the hedged item or position (“retrospective effectiveness”).

Note 1 – General Information and Summary of Significant Accounting Policies, continued

iii.

There must be adequate documentation evidencing the specific designation of the financial derivative to hedge certain balances or transactions and how this effective hedge was expected to be achieved and measured, provided that this is consistent with the Bank’s management of own risks.

The changes in the value of financial instruments qualifying for hedge accounting are recorded as follows:

a.

For fair value hedges, the gains or losses arising on both hedging instruments and the hedged items (attributable to the type of risk being hedged) are included as “Net income (expense) from financial operations” in the Consolidated Statement of Income.

b.

For fair value hedges of interest rate risk on a portfolio of financial instruments, gains or losses that arise in measuring hedging instruments within “Interest income and expense”, and other gains or losses due to changes in fair value of the underlying hedged item (attributable to the hedged risk) are recorded in the Consolidated Statement of Income (Loss) under “Net income (expense) from financial operations”.

c.	For cash flow hedges, the change in fair value of the hedging instrument is included as “Cash flow hedge” in “Other comprehensive income”.
d.

The differences in valuation of the hedging instrument corresponding to the ineffective portion of the cash flow hedging transactions are recorded directly in the Consolidated Statements of Income (Loss) under “Net income (expense) from financial operations”.

If a derivative designated as a hedging instrument no longer meets the conditions described above due to expiration, ineffectiveness or for any other reason, hedge accounting treatment is discontinued. When “fair value hedging” is discontinued, the fair value adjustments to the carrying amount of the hedged item arising from the hedged risk are amortized to gain or loss from that date, where applicable.

Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zero fair value, and notional and timing differences between the hedged items and hedging instruments.

When cash flow hedges are discontinued, any cumulative gain or loss of the hedging instrument recognized under “Other comprehensive income (loss)” (from the period when the hedge was effective) remains recorded in equity until the hedged transaction occurs, at which time it is recorded in the Consolidated Statements of Income, unless the transaction is no longer expected to occur, in which case any cumulative gain or loss is recorded immediately in the Consolidated Statement of Income (Loss).

n)Fair value measurement

In general, financial assets and liabilities are initially recognized at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments, other than those measured at fair value through profit or loss, are initially recognized at fair value plus transaction costs. Subsequently, and at the end of each reporting period, financial instruments are measured pursuant to the following criteria:

(i) Valuation of financial instruments

Financial assets are measured according to their fair value, gross of any transaction costs that may be incurred in the course of a sale, except for loans and accounts receivable from customers.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

According to IFRS 13 “Fair Value Measurement”, “Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When measuring fair value an entity shall take into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either: (a) in the principal market for the asset or liability, or (b) in the absence of a principal market, the most advantageous market for the asset or liability.

Even when there is no observable market to provide pricing information in connection with the sale of an asset or the transfer of a liability at the measurement date, the fair value measurement shall assume that the transaction takes place, considered from the perspective of a potential market participant who intends to maximize value associated with the asset or liability.

When using valuation techniques, the Bank shall maximize the use of relevant observable inputs and minimize the use of unobservable inputs as available. If an asset or a liability measured at fair value has a bid price and an ask price, the price within the bid-ask spread that is most representative of fair value in the circumstances shall be used to measure fair value regardless of where the input is categorized within the fair value hierarchy (i.e. Level 1, 2 or 3). IFRS 13 establishes a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).

All derivatives are recorded in the Consolidated Statements of Financial Position at the fair value previously described. This value is compared to the valuation as at the trade date. If the fair value is subsequently measured positive, this is recorded as an asset. If the fair value is subsequently measured negative, this is recorded as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price.

The changes in the fair value of derivatives from the trade date are recorded in “Net income (expense) from financial operations” in the Consolidated Statement of Income.

Specifically, the fair value of financial derivatives included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price. If, for exceptional reasons, the quoted price cannot be determined on a given date, the fair value is determined using similar methods to those used to measure over the counter (OTC) derivatives. The fair value of OTC derivatives is the sum of the future cash flows resulting from the instrument, discounted to present value at the date of valuation (“present value” or “theoretical close”) using valuation techniques commonly used by the financial markets: “net present value” (NPV) and option pricing models, among other methods.

Specifically, the fair value of financial derivatives included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price. If, for exceptional reasons, the quoted price cannot be determined on a given date, the fair value is determined using similar methods to those used to measure over the counter (OTC) derivatives. The fair value of OTC derivatives is the sum of the future cash flows resulting from the instrument, discounted to present value at the date of valuation (“present value” or “theoretical close”) using valuation techniques commonly used by the financial markets: “net present value” (NPV) and option pricing models, among other methods.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Also, within the fair value of derivatives are included Credit Valuation Adjustment (CVA) and Debit Valuation Adjustment (DVA), all with the objective that the fair value of each instrument includes the credit risk of its counterparty and Bank’s own risk. The Credit valuation adjustment (CVA) is a valuation adjustment to OTC derivatives as a result of the risk associated with the credit exposure assumed by each counterparty. The CVA is calculated taking into account potential exposure to each counterparty in each future period. The debit valuation adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Bank’s own risk assumed by its counterparties in OTC derivatives.

(ii) Valuation techniques

Financial instruments at fair value, determined on the basis of price quotations in active markets, include government debt securities, private sector debt securities, equity shares, short positions, and fixed-income securities issued.

In cases where price quotations cannot be observed in available markets, the Bank’s management determines a best estimate of the price that the market would set using its own internal models. In most cases, these models use data based on observable market parameters as significant inputs however for some valuations of financial instruments, significant inputs are unobservable in the market. To determine a value for those instruments, various techniques are employed to make these estimates, including the extrapolation of observable market data.

The most reliable evidence of the fair value of a financial instrument on initial recognition usually is the transaction price, however due to lack of availability of market information, the value of the instrument may be derived from other market transactions performed with the same or similar instruments or may be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.

The main techniques used as of December 31, 2022 and 2021 by the Bank’s internal models to determine the fair value of the financial instruments are as follows:

i.

In the valuation of financial instruments permitting static hedging (mainly forwards and swaps), the present value method is used. Estimated future cash flows are discounted using the interest rate curves of the related currencies. The interest rate curves are generally observable market data.

ii.

In the valuation of financial instruments requiring dynamic hedging (mainly structured options and other structured instruments), the Black- Scholes model is normally used. Where appropriate, observable market inputs are used to obtain factors such as the bid-offer spread, exchange rates, volatility, correlation indexes and market liquidity.

iii.

In the valuation of certain financial instruments exposed to interest rate risk, such as interest rate futures, caps and floors, the present value method (futures) and the Black-Scholes model (plain vanilla options) are used. The main inputs used in these models are observable market data, including the related interest rate curves, volatilities, correlations and exchange rates.

The fair value of the financial instruments calculated by the aforementioned internal models considers contractual terms and observable market data, which include interest rates, credit risk, exchange rates, quoted market price of shares, volatility and prepayments, among others. The Bank’s management considers that its valuation models are not significantly subjective, since these methodologies can be adjusted and evaluated, as appropriate, through the internal calculation of fair value and the subsequent comparison with the related actively traded price.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

o)Recognizing income and expenses

The most significant criteria used by the Bank to recognize its revenues and expenses are summarized as follows:

(i) Interest income, interest expense, and similar items

Interest income and expense are recorded on an accrual basis using the effective interest method.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (or ‘stage 3’), for which interest revenue is calculated by applying the effective interest rate to their amortized cost (i.e. net of the ECL provision).

(ii) Dividends received

Dividends received from investments in other companies are recognized on income when the right to receive them arises and are recorded in the item “Income from investments in companies”.

(iii) Commissions, fees, and similar items

Fee and commission income and expenses are recognized in the Consolidated Statement of Income (Loss) as set forth on IFRS 15 “Revenue from contracts with customers”, based on the terms of the contract held with customers, excluding amounts collected on behalf of third parties. The Bank recognizes revenue as the performance obligations is fulfilled by transferring a service to a customer; under this definition an asset is transferred when (or as) the customer obtains control of that asset or a services is rendered. The Bank considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

The Bank transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognizes revenue over time, and/or the Bank satisfies the performance obligation at a point in time.

The main revenues arising from commissions, fees and similar items correspond to:

●	Fees and commissions for lines of credits and overdrafts: includes accrued fees related to granting lines of credit and overdrafts in checking accounts.
●	Fees and commissions for guarantees and letters of credit: includes accrued fees in the period relating to granting of guarantee payment for current and contingent third party obligations.
●	Fees and commissions for card services: includes accrued and earned commissions in the period related to use of credit cards, debit cards and other cards.
●	Fees and commissions for management of accounts: includes accrued commissions for the maintenance of checking, savings and other accounts
●	Fees and commissions for collections and payments: includes income arising from collections and payments services provided by the Bank.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

●	Fees and commissions for intermediation and management of securities: includes income from brokerage, placements, administration and securities’ custody services.
●	Fees and commissions for insurance brokerage fees: includes income arising for insurances distribution.
●	Other fees and commissions: includes income arising from currency changes, financial advisory, cashier check issuance, placement of financial products and online banking services.

The main expenses arising from commissions, fees and similar items correspond to:

●	Compensation for card operation: includes commission expenses for credit and debit card operations related to income commissions’ card services.
●	Fees and commissions for securities transactions: includes commissions’ expense for deposits, securities custody service and securities’ brokerage.
●	Other fees and commissions: includes mainly expenses generated from online services.

The Bank has incorporated disaggregated revenue and expense disclosures and reportable segment relationship in Note 26.

Additionally, the Bank grants a group of benefits to its cardholders for which, in accordance with IFRS 15, has established provisions enough to comply with its performance obligations when these benefits become enforceable.

(iv) Loan arrangement fees

Fees that arise as a result of the origination of a loan, mainly application and analysis-related fees, are deferred and charged to the Consolidated Statement of Income (Loss) over the term of the loan. In the case of commitment fees these are immediately recorded in the Consolidated Statement of Income (Loss) when it is unlikely that a specific lending arrangement will be entered into and the loan commitment is not measured at FVTPL.

p)Impairment

Assets are acquired or purchased based on the future economic benefits they produce. Accordingly, impairment is recorded when the carrying amount of those assets is lower than the recoverable amount, assets are subject to impairment tests in order to properly reflect the future economic benefits that assets are capable to produce when used by the Bank.

The Bank assesses on a forward-looking basis the expected credit losses (ECL) associated with its debt instrument assets carried at amortized cost and FVTOCI and with the exposure arising from loan commitments and financial guarantee contracts. The Bank recognizes a loss allowance for such losses at each reporting date. The measurement of ECL reflects:

● An unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes;

● The time value of money; and

● Reasonable and supportable information that is available without undue cost or effort at the repotting date about past events, current conditions and forecasts of future economic conditions.

The Bank follows the criteria described below in order to assess impairment, when applicable:

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(i)Financial assets

A financial asset, other than those recorded at fair value through profit and loss, is evaluated on each financial statement reporting date in order to determine whether objective evidence of impairment exists. At the end of each reporting period the Bank assesses if objective evidence exist for a financial asset or group of financial assets to be impaired.

A financial asset or group of financial assets will be impaired if, and only if, objective evidence of impairment exists as a result of one or more events that occurred after initial recognition of the asset (“event causing the loss”), and this event or events causing the loss have an impact on the estimated future cash flows of a financial asset or group of financial assets.

An impairment loss relating to financial assets recorded at amortized cost is calculated as the difference between the recorded amount of the asset and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

Objective evidence for an asset or group of assets to  be impaired includes the following events that cause losses: (i) significant financial difficulties of the issuer or debtor; (ii) noncompliance of the terms of the contract; (iii) the lender, due to economic or legal reasons related to financial difficulties of the debtor, grants waivers or give unusual conditions that will not be granted in normal circumstances; (iv) it is probable that the debtor is in bankruptcy or in another form of financial reorganization; (v) there is no longer a market for the financial asset due to financial difficulties; or (vi) observable data indicates that since initial recognition of a group of financial assets there is a decrease in the estimated future cash flows regardless of individual identification for each asset, including data about: (a) adverse changes in the payment behavior of debtors in the group; or (b) local or national economic conditions correlated to non-compliant in the group.

Individually significant financial assets are individually assessed to determine their impairment. The remaining financial assets are collectively evaluated in groups that share similar credit risk characteristics.

FVTOCI investments are presented at its fair value and its changes in fair value are recorded within equity. The accumulated changes in fair value are transferred to profit or loss when the investment is derecognized or impaired. The ECL from investments measured at FVTOCI are transferred to profit or loss.

If impairment evidence exists, any amount previously recorded in equity is transferred from equity to the Consolidated Statement of Income (Loss), presented as FVTOCI investments net gains or losses. This amount is calculated as the difference between acquisition cost (net of any amortization and reimbursement) and the current fair value of the asset, less any impairment loss on the investment previously recorded in the Consolidated Statement of Income (Loss).

In respect to equity financial investments, impairment losses previously recognized in the Consolidated Statement of Income (Loss) are not reversed through income. Any increase in fair value subsequent to an impairment loss is recognized in other comprehensive income and accumulated under FVTOCI as part of “Valuation accounts”.

All impairment losses are recorded in income. Any impairment loss relating to a financial asset FVTOCI previously recorded in equity is transferred to profit or loss. The reversal of an impairment loss occurs only if it can be objectively related to an event occurring after the initial impairment loss was recorded. The reversal of an impairment loss shall not exceed the carrying amount that would have been determined if no impairment loss has been recognized for the asset in prior years. The reversal is recorded in income with the exception of FVTOCI equity financial assets, in which case it is recorded in other comprehensive income (loss).

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(ii)Non-financial assets

The Bank’s non-financial assets, are reviewed at each reporting date to determine whether they show signs of impairment (i.e. its carrying amount exceeds its recoverable amount). If any such evidence exists, the recoverable amount of the asset is estimated, in order to determine the extent of the impairment loss.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

In connection with other assets, impairment losses recorded in prior periods are assessed at each reporting date to determine whether the loss has decreased and should be reversed. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years. Goodwill impairment is not reversed.

The Bank shall assess at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods for an asset other than goodwill may no longer exist or may have decreased.

If any such indication exists, the entity shall estimate the recoverable amount of that asset.

In assessing whether there is any indication that an impairment loss recognized in prior periods for an asset other than goodwill may no longer exist or may have decreased, an entity shall consider, as a minimum, external sources of information, such as there are observable indications that the asset’s value has increased significantly during the period; significant changes with a favorable effect on the entity have taken place during the period, or will take place in the near future, in the technological, market, economic or legal environment in which the entity operates or in the market to which the asset is dedicated; market interest rates or other market rates of return on investments have decreased during the period, and those decreases are likely to affect the discount rate used in calculating the asset’s value in use and increase the asset’s recoverable amount materially and internal sources of information such as significant changes with a favorable effect on the entity have taken place during the period, or are expected to take place in the near future, in the extent to which, or manner in which, the asset is used or is expected to be used. These changes include costs incurred during the period to improve or enhance the asset’s performance or restructure the operation to which the asset belongs.

In the case of goodwill and indefinite useful life intangible assets or not yet available for use the recoverable amount is estimated at least annually.

When impairment exists the carrying amount of the asset shall be reduced to its recoverable amount if, and only if, the recoverable amount of an asset is less than its carrying amount. This reduction is an impairment loss.

An impairment loss shall be recognized immediately in profit or loss, unless the asset is carried at revalued amount in accordance with another standard. Any impairment loss of a revalued asset shall be treated as a revaluation decrease in accordance with that other standard.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

When the amount estimated for an impairment loss is greater than the carrying amount of the asset to which it relates, an entity shall recognize a liability if, and only if, that is required by another standard. After the recognition of an impairment loss, the depreciation (amortization) charge for the asset shall be adjusted in future periods to allocate the asset’s revised carrying amount, less its residual value (if any), on a systematic basis over its remaining useful life.

If an impairment loss is recognized, any related deferred tax assets or liabilities are determined in accordance with IAS 12 “Income Taxes” by comparing the revised carrying amount of the asset with its tax base.

Impairment losses recognized in previous years are assessed at the end of each reporting period in order to identify any indication for impairment reduction or disappearance. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

(iii)Goodwill

Goodwill is tested annually in order to determine if impairment losses exist and whenever there is an indication that the carrying value may be impaired. The impairment of goodwill is determined by evaluating the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. An impairment loss is recognized when the recoverable amount of the CGU is less than its carrying amount.

For the purpose of impairment testing, goodwill acquired in a business combination shall, from the acquisition date, be allocated to each of the acquirer’s cash-generating units, or groups of cash-generating units irrespective of whether other assets or liabilities of the acquire are assigned to those units or groups of units. An impairment loss recognized for goodwill shall not be reversed in a subsequent period.

According to IAS 36 “Impairment of Assets” the annual impairment test for a cash-generating unit to which goodwill has been allocated or for intangible assets with indefinite useful lives may be performed at any time during an annual period, provided the test is performed at the same time every year. Different cash-generating units may be tested for impairment at different times.

q)Property, plant and equipment

Items of property, plant and equipment are measured at acquisition cost, net of accumulated depreciation and impairment, if any.

In addition to the price paid to acquire each item, the cost also includes, where applicable, the capitalized cost. The capitalized cost includes expenses attributed directly to the asset acquisition and any other costs directly attributable to the process of placing the asset in conditions to be used.

When some part of an item of the plan and equipment are measured has a different useful life to that fixed asset, it is recognized as a separate component (significant components of plan and equipment are measured).

This item includes the amounts of property, land, furniture, vehicles, technological equipment and other facilities own by the consolidated entities or acquired under financial leases. These assets are classified based on their use in:

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(i)Property, plant and equipment for own use

Property, plant and equipment for own use includes but is not limited to tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing accounts receivable from third parties which are intended to be held for continuing own use and tangible assets acquired under finance leases. These assets are presented at acquisition cost less the related accumulated depreciation and, if applicable, any impairment losses (when net carrying amount was higher than recoverable amount). For accounting purposes, acquisition cost of the received asset is considered to be its net amount.

Depreciation is calculated using the straight line method over the acquisition cost of assets less their residual value, assuming that the land on which buildings and other structures stand has an indefinite life and, therefore, is not subject to depreciation. Property, plant and equipment in leased properties are depreciated over the shorter period of time between their useful lives or the term of the lease, unless it is certain that the Bank will acquire the property at the end of the lease.

Maintenance expenses relating to tangible assets held for own use are recorded as an expense in the period in which they are incurred.

(ii)Assets leased out under operating leases

The criteria used to record the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives, and to record the impairment losses thereof, are consistent with those described in relation to property, plant and equipment held for own use.

r)Intangible assets

Intangible assets are identified as non-monetary assets (separately identifiable from other assets) without physical substance which arise as a result of legal or contractual rights or it is separable. The Bank recognizes an intangible asset, whether purchased or self-created (at cost), when the cost of the asset can be measured reliably and it is probable that the future economic benefits that are attributable to the asset will flow to the Bank. The cost of intangible assets acquired in a business combination correspond to its fair value at the acquisition date.

Intangible assets are recorded initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortization and any accumulated impairment losses.

An entity shall assess whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of, or number of production or similar units constituting, that useful life. An intangible asset shall be regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

The accounting for an intangible asset is based on its useful life. An intangible asset with a finite useful life is amortized over its useful life, and it is reviewed in order to determine if the asset is impaired, the amortization period and the amortization method shall be reviewed at least at each financial year-end. An intangible asset with an indefinite useful life are not amortized and the entity tests for impairment by comparing its recoverable amount with its carrying amount annually and whenever there is an indication that the intangible asset may be impaired.

Internally developed computer software is recorded as an intangible asset if, among other requirements (basically the Bank’s ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Expenditure on research activities is recorded as an expense in the year in which it is incurred and cannot be subsequently capitalized.

(i)Software

Software acquired by the Bank is recognized at cost less the accumulated amortization and impairment, if any.

The expenses in software developed internally are recorded as assets when the Bank is capable of proving its intention and ability to complete development, when internal use will generate future economic benefits, and when the cost of completing its development can be reliably measured. The capitalized costs of the software developed internally include all the direct costs attributable to the development of the software, and it is amortized over the course of its useful life. Software developed internally is recorded at cost less the accumulated amortization and losses from impairment.

The subsequent expenditures associated with the asset are capitalized only when future economic benefits from them will flow to the entity. The rest of the expenditures are recognized in income. Intangible assets are amortized on a straight-line basis over their estimated useful life; starting on the date it is ready for use.

(ii)Generated in a business combination

According to IFRS 3 “Business combinations”, when an intangible asset is acquired or generated in a business combination its cost will be the fair value at the acquisition date. The fair value of an intangible asset represents expectations of market participants at the acquisition date over the probability that future economic benefits from the asset will flow to the entity. In other words, the entity expects that economic benefits flows to it, even though there is uncertainty about the date or the amount of them.

As set forth by IAS 38 “Intangibles assets” and IFRS 3 “Business combinations”, the acquirer will recognize an intangible asset from the acquiree at the acquisition date separately from Goodwill independently if the asset was previously recognized by the acquiree before the business combination.

In connection with the aforementioned, the business combination between Banco Itaú Chile and Corpbanca gave rise to intangible assets and Goodwill as indicated in Note 13 Intangible Assets.

(iii)Other identifiable intangibles

Correspond to those intangible assets that can be identified, the Bank controls them, can be reliably measured and it is probable that future benefits will flow to the Bank.

s)Factoring transactions

The Bank performs operations with their clients, in which they receive invoices and other credit representative trading instruments with or without recourse to the transferor, anticipating a percentage of the total amount receivable of the borrower upon collection. These transactions are valued at the disbursed amounts by the Bank in exchange for invoices or other credit representative trading instruments.

The price differences between the disbursed amounts and the notional amount of the documents are recorded in the Consolidated Statement of Income (Loss) as interest income applying the effective interest rate method, over the term of the transaction. The responsibility of payment remains with the client (assignor).

Note 1 – General Information and Summary of Significant Accounting Policies, continued

t)Leases

(i)    Right-of-use assets

At commencement date, the right-of-use asset is measured at cost. The cost of right-of-use asset includes (a) the amount of the initial measurement of the lease liability; (b) any lease payments made at or before the commencement date, less any lease incentives received; (c) the initial direct costs incurred by the Bank; and (d) an estimate of the costs to be incurred by the Bank in dismantling and disposing of the underlying asset, restoring the place where it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

After the initial recognition date, the Bank measures the assets by the right of use by applying the cost model, which is defined as the asset by the right of use measured at cost (a) less any accumulated depreciation and any accumulated impairment losses; and (b) adjusted by any new measurement of the lease liability.

The Bank applies the depreciation requirements established by IAS 16 "Property, plant and equipment" when depreciating the right of use asset.

If the lease transfers ownership of the underlying asset to the Bank at the end of the lease term or if the cost of the right-of-use asset reflects that the Bank will exercise a purchase option, the Bank depreciates the right-of-use asset from the start date of the lease to the end of the useful life of the underlying asset. Otherwise, the Bank depreciates the right-of-use asset from the start date to the end of the useful life of the asset to which it has a right of use or to the end of the lease term, whichever occurs first.

The Bank applies IAS 36 "Impairment of assets" to determine whether a right of use asset is impaired and to account for identified impairment losses.

As of December 31, 2022, the Bank has not identified any impairment for the right-of-use assets under lease.

(ii)    Lease liability

The Bank measured the lease liability as the present value of lease payments that have not been paid as of that date. Lease payments are discounted using the interest rate implicit in the lease, if that rate can be easily determined. If that rate cannot be readily determined, the Bank uses its incremental borrowing rate (cost of funding).

The lease payments included in the measurement of the lease liability comprise the following payments for the right-of-use the underlying asset during the term of the not cancelable at the measurement date, which includes (a) fixed payments, less any lease incentive receivable; (b) variable lease payments, which depend on an index or a rate, recently measured using the index or rate on the start date; (c) it matters that the lessee expects to pay as residual value guarantees; (d) the exercise price of a purchase option if the lessee is reasonably sure to exercise that option; and (e) payments for penalties arising from the termination of the lease, if the term of the lease reflects that the lessee exercises an option to terminate the lease.

After the date of initial recognition, the Bank measures the lease liability in order to recognize (a) the interest on the lease liability; (b) lease payments made; and (c) the new measurements or modifications of the lease, and also for fixed lease payments that have essentially been reviewed.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

The Bank makes new measures of the lease liability discounting the modified lease payments, if (a) there is a change in the expected amounts payable related to a residual value guarantee. A lessee will determine the lease payments to determine the change in the amounts expected to be paid under the residual value guarantee; (b) there will be a change in future lease payments determined from a change in an index or a rate used to determine those payments. The Bank measures the lease liability again to modify the modified lease payments only when there is a change in cash flows. The Bank will determine the revised lease payments, for the remainder of the lease term, based on the revised contractual payments.

The rent of the lease agreements is agreed in UF and paid in Chilean pesos. According to that, monthly variation in UF should be treated as a new measurement, and therefore, inflation-indexation adjustments should be recognized as a modification to the obligation and the right-of-use asset.

u)Expected credit losses allowance

The Bank uses an “expected credit loss (ECL)” model. The impairment model applies to all financial assets measured at amortized cost and debt securities measured at fair value through other comprehensive income (FVTOCI), including commitment and contingent loans. Investments in equity are outside of the scope of the impairment requirements.

The Bank accounted ECL related to financial assets measured at amortized cost as a loss allowance in the statements of financial position, but the carrying amount of these assets is stated net of the loss allowance. ECL related to contingent loans is accounted for as a provision in the statements of financial position. The Bank recognizes in profit or loss, as an impairment gain or loss, the amount of ECL (or reversal) required to adjust the loss allowance at the reporting date, for financial assets measured at amortized cost and contingent loans.

The model uses a dual measurement approach, under which the loss allowance is measured as either:

●	12-month expected credit losses
●	Lifetime expected credit losses

The Bank has defined default on an individual or collective basis as follows:

●	Individual: when exposure is more than 89 days past due, it has been restructured, it is in judicial collection, or it has been written-off.
●	Collective: when exposure is more than 89 days past due, it has been restructured, or has been identified as impaired by an internal risk committee.

For collective assessment purposes, financial assets are grouped based on characteristics of shared credit risk, considering the type of instrument, credit risk classifications, initial recognition date, remaining term, industry, geographical location of the counterparty, among other significant factors.

An instrument is considered to be no longer in default when it no longer meets the default criteria for a consecutive period between 4-11 months, depending on the type of loan.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

The ECL measurement basis depends on whether there has been a significant increase in credit risk since initial recognition. Based on changes in credit quality since initial recognition, IFRS 9 outlines a “three-stage” model impairment in accordance with the following diagram:

Change in credit quality since initial recognition
Stage 1	Stage 2	Stage 3
Initial recognition	Significant increase in credit risk (“SICR”) since initial recognition	Credit impaired assets
12-month expected credit losses	Lifetime expected credit losses	Lifetime expected credit losses

The Bank, at the end of each reporting period, evaluates whether a financial instrument’s credit risk has significantly increased since initial recognition or whether an asset is considered to be credit-impaired, and consequently classify financial instrument in the respective stage:

●

Stage 1: When loans are first recognized, the Bank recognizes an allowance based on 12 months ECL. Stage 1 loans also include facilities where the credit risk has improved and the loan has been returned to Stage 1.

●

Stage 2: When a loan has shown a significant increase in credit risk since origination, the Bank records an allowance based on lifetime ECL. Stage loans also include facilities where the credit risk has improved and the loan has been returned to stage 2.

●	Stage 3: Loans considered credit-impaired. The Bank records an allowance based on lifetime ECL, setting the Probability of Default (“PD”) at 100%.

Our assessment of a SICR and the calculation of ECL incorporate forward-looking information. We perform historical analysis and identify the key economic variables that impact credit risk and ECL for each portfolio. These can include GDP, inflation, interest rates and unemployment, among others. Where applicable, we incorporate these economic variables and their associated impacts into our models.

Credit risk assessment and forward-looking information (including macro-economic factors), includes quantitative and qualitative information based on our historical experience, some examples are:

a.	Financial or economic conditions that are expected to cause a significant change in the borrower’s ability to meet its debt obligations.
b.	An actual or expected internal credit rating downgrade for the borrower or decrease in behavioral scoring.
c.	Significant increases in credit risk on other financial instruments of the same borrower.

If contractual payments are more than 30 days past due, the credit risk is deemed to have increased significantly since initial credit recognition, but we do not consider this an absolute indicator. We did not rebut the backstop presumption of IFRS 9 relating to SICR or default.

Additionally, we use the below criteria for SICR based on increased risk:

●	Individual: the risk classifications granted by the CMF, looking for changes between the initial recognition and the reference in time of the expected credit loss calculation is made.

Collective: comparing lifetime PDs of operations at the time of initial recognition against the reference in time of the ECL calculation is made.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(i) Expected credit loss measurement

The ECL are the probability-weighted estimate of credit losses, i.e. the present value of all cash shortfalls. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive. The three main components to measure the ECL are:

PD: The Probability of default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognized and is still in the portfolio.

LGD: The loss given default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral.

EAD: The Exposure at default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdown on committed facilities, and accrued interest from missed payments.

For measuring 12-month and lifetime ECL, cash shortfalls are identified as follows:

●

12-month expected credit losses: the portion of lifetime expected credit losses that represents the expected credit losses that result from default events on the financial instruments that are possible within the 12 months after the reporting date.

●	Lifetime expected credit losses: the expected credit losses that result from all possible default events over the expected life of the financial instrument.

The Bank considered a multi-factor analysis to perform credit risk analysis. The type of portfolio or transactions, and whether individually or collectively assessed.

The Bank divides its portfolio in commercial loans, mortgage loans, consumer loans and contingent loans.

The Bank assesses individually whether objective evidence of impairment exists for loans that are individually significant, then collectively assesses loans that are not individually significant and loans which are significant but for which there is no objective evidence of impairment available under individually assessment.

(ii) Contingent loans

The Bank enters into various irrevocable loan commitments and contingent liabilities. Even though these obligations may not be recognized on the statements of financial position, they contain credit risk and, therefore, form part of the overall risk of the Bank.

When the Bank estimates the ECL for contingent loans, it estimates the expected portion of the loan commitment that will be drawn down over its expected life.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

(iii) Forward looking information

The ECL model includes a broad range of forward looking information as economic inputs, such as:

●	Copper Price
●	Unemployment rates
●	Central Bank interest rates
●	GDP
●	Monthly Index of Economic Activity
●	Inflation rates

(iv) Modifications of financial assets

When a loan measured at amortized cost has been renegotiated or modified but not derecognized, the Bank recognizes the resulting gains or losses as the difference between the carrying amount of the original loans, and modified contractual cash flows discounted using the EIR before modification. The EIR is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortized cost of a financial liability.

For ECL estimation purposes of financial assets that have been modified, we are required to distinguish between modification that results in derecognition from those that do not result in derecognition. By internal definition, the generation of a modified asset must derecognize the original asset. However, there are specific situations whereby a modified asset may have not been derecognized, for a limited period of time. Due to the above, the SICR evaluation is made by comparing the risk of the financial asset at the reporting date versus the initial recognition date. Additionally, for the calculation of ECL, modified assets recognize a higher risk than the original asset in order to differentiate their risk with respect to unmodified assets

(v) Collateral

The Banks seeks to use collateral to mitigate its credit risks on financial assets, where possible. Types of collateral are cash, securities, letters of credit, real estate and inventories. Collateral, unless repossessed, is not recorded on the Bank’s statements of financial position. However, the fair value of collateral affects the calculation of ECLs. The main collateral associated to mortgage loans are real estate, which are valued based on data provided by specialized third parties.

The estimation of ECL reflects the cash flows expected from collateral and other credit enhancement that are part of the contractual terms of the financial instruments.

According to the Bank’s policy when an asset (real estate) is repossessed, it is transferred to assets held for sale at its fair value less cost to sell and classified as non-financial assets at the repossession date.

(vi) Charge-offs

The gross carrying amount of a financial asset is reduced when there is no reasonable expectation of recovery and all collection efforts have been exhausted. A charge-off constitutes a derecognition event of the corresponding loan transaction in its entirety, and therefore, include portions not past-due for installments loans or leasing operation (no partial charge-off).

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Subsequent recoveries of amounts previously charge-off are credited to the income statements, as recovery of loans previously charged-off, as a deduction from provisions for loan losses.

v)Income taxes and deferred taxes

The Bank has recognized an expense (income) arising from gains or losses for each year, according to the applicable taxation rules for each country or jurisdiction it operates.

The Bank records, when appropriate, deferred tax assets and liabilities for the estimated future tax effects attributable to differences between the carrying amount of assets and liabilities and their tax bases. The measurement of deferred tax assets and liabilities is based on the tax rate, in accordance with the applicable tax laws, using the tax rate that applies to the period when the deferred asset and liability will be settled. The future effects of changes in tax legislation or tax rates are recorded in deferred taxes beginning on the date on which the law is enacted or substantially enacted.

w)Provisions and contingent assets and liabilities

When preparing the financial statements of the consolidated entities, the Bank’s directors made a distinction between:

Provisions: credit balances covering present obligations at the reporting date arising from past events which could give rise to a loss for the consolidated entities, which is considered to be more likely than not to occur and certain as to its nature but uncertain as to its amount and/or timing.

Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the consolidated entities. They include the present obligations of the consolidated entities when it is not probable that an outflow of resources embodying economic benefits will be required to settle them. The Group does not recognize the contingent liability. The Group will disclose a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote.

Contingent assets: possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement, but rather are disclosed in the notes, provided that it is probable that these assets will give rise to an increase in resources embodying economic benefits.

The Group’s consolidated financial statements include all the material provisions with respect to which it is considered that it is more likely than not the obligation will have to be settled. In accordance with accounting standards, contingent liabilities must not be recognized in the consolidated financial statements, but must rather be disclosed in the notes.

Provisions, which are quantified on the basis of the best information available on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year, are used to cater for the specific obligations for which they were originally recognized. Provisions are fully or partially reversed when such obligations cease to exist or are reduced.

Provisions are classified according to the obligations covered as follows (See Note 21):

Provision for pensions and similar obligations: includes the amount of all the provisions made to cover post-employment benefits, including obligations to pre-retirees and similar obligations.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Provisions for contingent liabilities and commitments: include the amount of the provisions made to cover contingent liabilities -defined as those transactions in which the Group guarantees the obligations of a third party, arising as a result of financial guarantees granted or contracts of another kind- and contingent commitments -defined as irrevocable commitments that may give rise to the recognition of financial assets.

Provisions for taxes and other legal contingencies and other provisions: include the amount of the provisions recognized to cover tax and legal contingencies and litigation and the other provisions recognized by the consolidated entities. Other provisions includes, inter alia, any provisions for restructuring costs and environmental measures.

Provisions for restructuring cost: these are constructive obligations that arise from a restructuring plan. A restructuring plan is a program that is planned and controlled by management, which changes either the scope of the business undertaken, or the manner in which that business is conducted.

The provisions for restructuring cost are recognized in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” once the Bank has a real expectation of executing the plan, either by having started to execute the plan or by having announced its main characteristics to those who are going to be affected.

x)Employee benefits

Short-term benefits

Correspond to personnel benefits (other than termination benefits) that are expected to be settled within twelve months after year end over which the employees have rendered their services.

These are recognized when the employee has rendered the service and are measured at the undiscounted amount of benefits expected to be paid in exchange for that service:

●

as a liability (accrued expense), after deducting any obligation already satisfied. If the amount already paid is higher than the gross amount of the benefits, the Bank will recognize this excess as an asset (amount paid in advance), when it represents a reduction of future payments or a recoverable amount in cash.

●

as an expense when the entity consumes the economic benefit arising from the service provided by an employee in exchange for employee benefits, unless other IFRS requires or allows the recognition of those disbursements as part of the cost of an asset.

Personnel vacations

The annual cost of personnel vacations and benefits are recognized on an accrual basis.

Post-employment benefits

Correspond to employee benefits (other than termination benefits and short-term employee benefits) that are expected to be settled after the completion of employment. Post-employment benefits plans are agreements, formal and informal, in which the Bank is committed to provide benefits to one or more employees after termination of their employment. Plans providing these benefits are classified as either defined contribution plans or defined benefit plans, depending on the economic substance of the plan as derived from its principal terms and conditions.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Defined contribution plans: the obligation is recognized for the amounts to be contributed in the period.

Defined benefit plans: a liability is recognized based on the estimated benefit cost that employees have accrued for services rendered, less the present value of the defined benefit obligation and present value of present services. Present service cost and gain or loss upon settlement will be recognized in the income statement for the period. Gains and losses generated from the remeasurement of the liability will be recognized in other comprehensive income.

Other long-term benefits

Other long-term employee benefits are employee benefits, other than short-term, post-employment and termination benefits, which are not due for payment within 12 months after the end of the period in which the employees render the service.

The regulations require the recognition of a liability for the present value of the defined benefit obligation less the fair value of the plan assets, if any. The results generated from its remediation will be recognized in the results of the period.

Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of an employee’s employment, as a consequence of:

●	a decision of the entity to terminate the employee’s employment before the normal termination date; or
●	the decision of an employee to accept an offer with benefits in order to terminate the employment before the normal termination date.

An entity recognizes a liability and expense for termination benefits at the earlier of the following dates:

●	when the entity can no longer withdraw the offer of those benefits; and
●	when the entity recognizes costs for a restructuring that is within the scope of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” and involves the payment of termination benefits.

y)Provision for mandatory dividends

The Bank recorded a provision for mandatory dividends calculated as a portion of income for the year in order to comply with dispositions of the Chilean Corporations Act (Ley de Sociedades Anónimas) which requires to distribute at least 30% of income of the year, consistent with the Bank’s internal policy. For fiscal year 2022 and 2021, the Bank provisioned 30% of its profits. This provision is recorded as a decrease in “Retained earnings” under “Provision for minimum dividends” within the Statement of Changes in Consolidated Equity.

In the Bank’s bylaws, title VII, it is established that the Bank should distribute annually as a dividend to its shareholders, as a proposal of the Board of Directors and based on the number of shares, at least thirty percent (30%)  of the net income of the year. Furthermore, no dividends distribution will take place if there are equity losses (negative reserves) until these losses are recovered or if a dividend distribution will cause a non-compliance of the capital requirements established by the Ley General de Bancos (General Bank Law).

Note 1 – General Information and Summary of Significant Accounting Policies, continued

z) Assets received or awarded in lieu of payment

Assets received or awarded in lieu of payment of loans and accounts receivable from clients are recognized at their fair value (as determined by an independent appraisal). A price is agreed upon by the parties through negotiation or, when the parties do not reach an agreement, at the amount at which the Bank is awarded those assets at a judicial auction. In both cases, an independent appraisal is performed.

The excess of the outstanding loan balance over the fair value is charged to net income for the year, under “Provision for loan losses”.

Any excess of the fair value over the outstanding loan balance, less costs to sell of the collateral, is returned to the client. These assets are subsequently adjusted to their net realizable value less cost to sale, and the difference between the carrying value of the asset and the estimated fair value less costs to sell is charged to income, under “Other operating expenses”.

aa)Customer loyalty programs

The Bank maintains a loyalty program to provide incentives to its customers, allowing them to purchase goods or services with certain benefits which are granted through credit cards issued by the Bank when they purchase according to the conditions established for each loyalty program.

The Bank has an adequate level of provisions in order comply with its current obligations and to properly reflect the associated expense when providing the benefits.

bb)Non- current assets held for sale (in “Other Assets”)

Non-current assets (or a group holding assets and liabilities for disposal) expected to be recovered mainly through the sale of these items rather than through the continued use, are classified as held for sale. Immediately prior to this classification, assets (or elements of a disposable group) are re-measured in accordance with the Bank’s policies. The assets (or disposal group) are measured at the lower of carrying amount and fair value less cost to sell.

Impairment losses in initial classification of non-current assets held for sale and with subsequent gains and losses are recorded in income. Gains are not recorded over previously recorded losses.

cc)Earnings per share

Basic earnings per share are determined by dividing the net income attributable to the equity holders of the Bank for the reported period by the weighted average number of shares outstanding during the reported period.

Diluted earnings per share are determined in the same way as basic earnings, but the weighted average number of outstanding shares is adjusted to take into consideration the potential diluting effect of stock options, warrants, and convertible debt.

For the years ended December 31, 2022, 2021 and 2020 the Bank did not have any instruments that generated dilution.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

dd)Consolidated Statement of Cash Flows

The Bank presents cash flows from operating activities, investing activities, and financing activities in a manner that best represent the nature of its activities. The classification of cash flows into the aforementioned categories provides information that allows users to evaluate the impact of the transactions in the financial position of the Bank, as well as over the ending balance of cash and cash equivalents. This information can be also useful when evaluating the relation between those activities (IAS 7).

For the preparation of the cash flow statement, the indirect method was used, starting with the Bank’s consolidated pre-tax income (loss) and incorporating non-cash transactions, as well as income and expenses associated with cash flows, which are classified as operating, investment or financing activities.

For the preparation of the cash flow statement, the following items are considered:

●	Cash flows: Inflows and outflows of cash and cash equivalents, such as deposits with the Central Bank of Chile, deposits in domestic banks, and deposits in foreign banks.
●

Operating activities: Principal revenue-producing activities performed by banks and other activities that cannot be classified as investing or financing activities. This section includes, among others, foreign loans obtained, dividends received, FVTOCI investments and held to maturity.

●	Investing activities: Correspond to the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
●	Financing activities: Activities that result in changes in the size and composition of the equity and liabilities that are not part of operating activities nor investing activities.

For cash flows statement purposes, it has been considered as cash and cash equivalents amounts included in “Cash and deposits in banks” plus the net amount of cash items in process of collection, plus trading investment and FVTOCI investments highly liquid and minimal value change risk which due date is less than three months since the acquisition date and investments under resale agreements under the same terms.

Includes also investments in fixed income mutual funds which are presented under FVTPL / trading investments in the Consolidated Statement of Financial Position. The amounts for cash and cash equivalents and the corresponding reconciliation to the Consolidated Statement of Cash Flows are detailed in Note 5 “Cash and Cash Equivalents”.

The provision for loan losses included under the operating activities section differs from the amount presented in the Consolidated Statement of Income (Loss), because such amount excludes recoveries of transactions previously charged-off for cash flows purposes.

ee)Consolidated Statement of Changes in Equity

The Consolidated Statement of Changes in Equity presents all movements affecting net equity. This statement shows a reconciliation between opening and ending balances for the year for all items that form part of consolidated equity, grouping transactions based on their nature, according to the following:

●

Adjustments due to accounting changes related to prior periods: Includes changes in equity as a consequence of restating amounts previously reported in the Consolidated Financial Statements resulting from accounting changes related to prior periods recognition.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

●	Net comprehensive income for the year: Includes, in an aggregated manner, net income for the year and other comprehensive income for the year.
●	Other changes in equity: Includes retained earnings distributions, equity increases, provision for mandatory dividends, dividends paid, among other increases or decreases in consolidated equity.

This information is presented in two statements: The Consolidated Statement of Other Comprehensive Income (Loss) and the Consolidated Statement of Changes in Equity.

ff)Consolidated Statement of Other Comprehensive Income (Loss)

In the Consolidated Statement of Other Comprehensive Income (Loss) are presented income and expenses generated by the Bank as a consequence of its regular activities during the year, clearly identifying those recorded in profit and loss from those recorded in net equity.

Due to this, in this statement the following is shown:

●	Income (loss) for the year.
●	Net amount of income and expenses recorded in equity as “Valuation accounts”.
●	Deferred income taxes originated by transactions described above, except for those amounts related to exchange differences from foreign net investments.

Total amount of consolidated income and expenses recorded attributable to the equity holders of the Bank, calculated as the sum of the items listed above, is presented separately from non-controlling interest.

gg) New and revised accounting pronouncements introduced by IASB

1)	Standards and interpretations that are effective from January 1, 2022.

1.1) Amendment to IFRS 3 “Business Combinations” to update a reference to the Conceptual Framework.

On May 14, 2020, the IASB published, amendments to IFRS 3 ‘Business Combinations’ that update an outdated reference in IFRS 3 without significantly changing its requirements.

The changes in Reference to the Conceptual Framework (Amendments to IFRS 3):

- Update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework;

- Add to IFRS 3 a requirement that, for transactions and other events within the scope of IAS 37 or IFRIC 21, an acquirer applies IAS 37 or IFRIC 21 (instead of the Conceptual Framework) to identify the liabilities it has assumed in a business combination; and

- Add to IFRS 3 an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.

The amendment is effective for annual reporting periods beginning on or after January 1, 2022. Early application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier.

The Bank’s management has concluded that the adoption of the amendment had no significant impact on the Consolidated Financial Statements.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

1.2) Amendments to IAS 16 ‘Property, Plant and Equipment — Proceeds before Intended Use.

On May 14, 2020, the IASB published amendments to IAS 16 regarding proceeds from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management.

Amends the standard to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss.

The amendments is effective for annual periods beginning on or after 1 January 2022. Early application is permitted.

The Bank’s management has concluded that the adoption of the amendment has no significant impact on the Consolidated Financial Statements.

1.3) Amendments to IAS 37 ‘Onerous Contracts — Cost of Fulfilling a Contract.

On May 14, 2020, the IASB published ‘Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)’ amending the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous.

The changes in Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37) specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract may be incremental costs of performing that contract (examples would be direct labor, materials) or an allocation of other costs that relate directly to the performance of contracts (an example would be the allocation of the depreciation charge for a contract). Item of property, plant and equipment used to fulfill the contract).

The amendment is effective for annual reporting periods beginning on or after January 1, 2022. Early application is permitted.

The Bank’s management has concluded that the adoption of the amendment has no significant impact on the Consolidated Financial Statements.

1.4) Annual improvements to IFRS standards 2018–2020.

On May 14, 2020, the IASB issued Annual Improvements to IFRS 2018-2020. The pronouncement contains amendments to four International Financial Reporting Standards (IFRS):

IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter: The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent’s date of transition to IFRS.

IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities: The amendment clarifies which fees an entity includes when it applies the ’10 per cent’ test in paragraph B3.3.6 of IFRS 9 in assessing whether to derecognize a financial liability. An entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

IFRS 16 Leases- Lease incentives: The amendment to Illustrative Example 13 accompanying IFRS 16 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise because of how lease incentives are illustrated in that example.

IAS 41 Agriculture. Taxation in fair value measurements: The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique. This will ensure consistency with the requirements in IFRS 13.

The amendments to IFRS 1, IFRS 9, and IAS 41 published today are all effective for annual periods beginning on or after 1 January 2022. Early application is permitted.

The amendment to IFRS 16 only regards an illustrative example, so no effective date is stated.

The Bank’s management has concluded that the adoption of the improvements has no significant impact on the Consolidated Financial Statements.

2)	Standards and interpretations that have been issued but are not yet effective

2.1) Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 – Making Materiality Judgments.

On February 12, 2021, the IASB issued amendments to IAS 1 that require companies to disclose their significant accounting policy information rather than their significant accounting policies and issued amendments to IFRS Practice Statement 2 to provide guidance on how to apply the concept of materiality to accounting policy disclosures. The amendments to IAS 1 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted.

The Bank’s management is evaluating the potential impact of the adoption of these amendments on its Consolidated Financial Statements.

2.2) Amendment to IAS 1 and IFRS Practice Statement 2 – Disclosures of accounting policies.

On February 12, 2021, the IASB issued this amendment which is intended to assist preparers in deciding which accounting policies should be disclosed in their financial statements. The amendments include:

− An entity is required to disclose its material accounting policy information rather than its significant accounting policies;

− An explanation is provided on how an entity can identify material accounting policies and examples are given of when accounting policies are likely to be material;

− The amendments clarify that accounting policy information may be material because of its nature, even if the related amounts are immaterial; the amendments clarify that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements; and

− The amendments clarify that, if an entity discloses immaterial accounting policy information, such information does not obscure material accounting policy information.

In addition, IFRS Practice Statement 2 has been amended by adding examples to explain and demonstrate the application of the “four-step materiality process” to accounting policy information to support the amendments to IAS 1.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

The amendments are applied prospectively. The amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. Once an entity applies the amendments to IAS 1, it is also permitted to apply the amendments to IFRS Practice Statement 2.

The Bank’s management will evaluate the impact that this amendment will have on the presentation of the  Consolidated Financial Statements.

2.3) Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

On February 12, 2021, the IASB published amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates apply prospectively only to future transactions and other future events, but changes in accounting policies generally also apply retrospectively to past transactions and other past events.

The amendments to IAS 8 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted.

The Bank’s management is evaluating the potential impact of the adoption of these amendments on its Consolidated Financial Statements.

2.4) Amendment to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction.

On May 7, 2021, an amendment was issued on the treatment of deferred taxes on transactions such as leases and decommissioning obligations. In these situations, entities must recognize deferred assets and liabilities in the event that there are deductible and taxable temporary differences for the same amount. The amendments are effective for years beginning on January 1, 2023, with early application permitted.

The Bank’s management is evaluating the potential impact of the adoption of this amendment on its Consolidated Financial Statements.

2.5) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (amendments to IFRS 10 and IAS 28).

The amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures (2011) address a recognized inconsistency between the requirements of IFRS 10 and those of IAS 28 (2011) in the treatment of the sale or contribution of assets between an investor and its associate or joint venture. The amendments, issued in September 2014, state that when the transaction involves a business (whether it is in a subsidiary or not) the entire generated gain or loss is recognized. A partial gain or loss is recognized when the transaction involves assets that do not constitute a business, even when the assets are in a subsidiary.

The effective date for these amendments is yet to be determined because the IASB is awaiting the results of its research project on the equity method accounting. These amendments must be applied retrospectively and early adoption is permitted, which must be disclosed.

The Bank’s management will await the new effective date to evaluate the potential effects of these amendments.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

2.6) Amendments to IFRS 16 – Lease liability on a sale and leaseback.

On September 22, 2022, the IASB issued this amendment which clarifies how a selling lessee subsequently measures sale and leaseback transactions that meet the requirements of IFRS 15 to be accounted for as a sale.

The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss related to the partial or total termination of a lease.

The effective date for the amendments is January 1, 2024.

The Bank’s management is assessing the potential impact of the adoption of this amendment on its Consolidated Financial Statements.

2.7) Amendment to IAS 1 Presentation of Financial Statements – Non-current Liabilities with Covenants.

On October 31, 2022, Amendments to IAS 1 was issued, which aims to improve the information companies provide about long-term debt with covenants. Such amendment specifies that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. Instead, the amendments require a company to disclose information about these covenants in the notes to the financial statements.

The IASB expects the amendments to improve the information a company provides about long-term debt with covenants by enabling investors to understand the risk that such debt could become repayable early.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024, with early adoption permitted.

The Bank’s management is assessing the potential impact of the adoption of this amendment on its Consolidated Financial Statements.